UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HODLINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21767

Alternative Investment Partners Absolute Return Fund

(Exact Name of Registrant as specified in Charter)

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Arthur J. Lev, Esq.

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, NY 10020

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (610) 260-7600

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

Item 1. Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited)

September 30, 2007

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds

Distressed
Cerberus Partners, L.P.	9/1/2007	$50,000,000	$50,000,000	6.71%

Total Distressed		50,000,000	50,000,000	6.71

Equity Long/Short - High Hedge
Highbridge Long/Short Equity Fund, L.P. (a)	1/1/2006	8,200,000	10,340,879	1.39

Total Equity Long/Short - High Hedge		8,200,000	10,340,879	1.39

Equity Long/Short - Opportunistic
Algebris Global Financials Fund L.P. (a)	10/1/2006	10,500,000	13,834,020	1.86
Blackstone Kailix Fund L.P.	10/1/2006	28,000,000	30,447,410	4.09
Calypso Qualified Partners, LP (a)	1/1/2006	6,500,000	6,893,848	0.93
Delta Fund Europe, LP	9/1/2006	9,000,000	10,048,131	1.35
Delta Institutional, LP	1/1/2006	13,800,000	14,406,319	1.93
East Side Capital, L.P.	1/1/2006	24,200,000	26,463,475	3.55
Karsch Capital II, LP (a)	1/1/2006	1,000,000	1,096,129	0.15
Lansdowne Global Financials Fund, L.P.	1/1/2006	26,500,000	32,238,867	4.33
Visium Balanced Fund, LP	1/1/2006	13,100,000	14,242,239	1.91

Total Equity Long/Short - Opportunistic		132,600,000	149,670,438	20.10

Event Driven Credit
Plainfield Special Situations Onshore Feeder Fund LP	1/1/2006	29,300,000	30,733,659	4.12
Silver Point Capital Fund, L.P.	5/1/2007	27,000,000	26,782,775	3.60

Total Event Driven Credit		56,300,000	57,516,434	7.72

Fixed Income Arbitrage
Platinum Grove Contingent Capital Partners, L.P. (a)	1/1/2006	9,700,000	9,944,845	1.33

Total Fixed Income Arbitrage		9,700,000	9,944,845	1.33

Macro
Brevan Howard L.P.	1/1/2006	7,500,000	9,062,852	1.22
D.E. Shaw Oculus Fund, L.L.C.	11/1/2006	25,500,000	28,608,899	3.84

Total Macro		33,000,000	37,671,751	5.06

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

September 30, 2007

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds (continued)

Mortgage Arbitrage
Ellington Mortgage Partners, L.P. (a)	1/1/2006	$5,800,000	$5,441,392	0.73%
Sorin Fund, L.P. (a)	10/1/2006	11,000,000	13,103,194	1.76

Total Mortgage Arbitrage		16,800,000	18,544,586	2.49

Multi-Strategy
Amaranth Capital Partners LLC	1/1/2006	534,785	150,778	0.02
Citadel Wellington LLC	8/1/2006	44,500,000	53,240,210	7.15
D.E. Shaw Composite Fund, L.L.C.	1/1/2006	44,100,000	43,522,177	5.84
HBK Fund L.P.	1/1/2006	24,400,000	25,851,000	3.47
OZ Europe Domestic Partners II, L.P. (a)	4/1/2007	29,500,000	31,377,228	4.21
Perry Partners, L.P.	11/1/2006	38,000,000	41,178,064	5.53
Polygon Global Opportunities Fund LP	1/1/2006	19,900,000	22,503,610	3.02
QVT Associates LP	9/1/2006	44,000,000	54,473,841	7.31
Sandelman Partners Multi-Strategy Fund, LP	5/1/2007	30,000,000	27,728,872	3.72

Total Multi-Strategy		274,934,785	300,025,780	40.27

Restructurings and Value
Amber Fund LP (a)	7/1/2006	11,300,000	13,725,500	1.84
Castlerigg Partners LP	5/1/2007	29,500,000	29,491,229	3.96
Icahn Partners LP (a)	1/1/2006	10,200,000	10,720,696	1.44
Laxey Investors L.P.	1/1/2006	11,104,204	9,953,411	1.34
Oceanwood Global Opportunities Fund L.P.	7/1/2007	20,000,000	19,589,000	2.63
One East Partners, LP (a)	8/1/2006	13,300,000	14,622,926	1.96
OZ Asia Domestic Partners, L.P.	1/1/2006	152,787	152,453	0.02
Western Investment Activism Partners LLC	3/1/2007	13,000,000	13,645,210	1.83

Total Restructurings and Value		108,556,991	111,900,425	15.02

Total Investments in Investment Funds		$690,091,776	$745,615,138	100.09%

Short-Term Investments
State Street Eurodollar Time Deposit 3.75% due 10/01/07		33,707,336	33,707,336	4.52

Total Short-Term Investments		33,707,336	33,707,336	4.52

Total Investments in Investment Funds and Short-Term Investments		$723,799,112	779,322,474	104.61

Liabilities in excess of Other Assets			(34,349,233)	(4.61)

Total Net Assets			$744,973,241	100.00%

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

September 30, 2007

Description	Swap Counterparty	Maturity Date	Notional Amount	Unrealized Appreciation (Depreciation)
Total Return Swaps
Reference Basket	HSBC Bank USA	10/1/2008
Equity Long/Short - High Hedge
Highbridge Long/Short Equity Fund, L.P.			$8,500,000	$1,561,580
Equity Long/Short - Opportunistic
Algebris Global Financials Fund L.P.			5,000,000	1,448,430
Calypso Qualified Partners, LP			10,000,000	(336,021)
Karsch Capital II, LP			15,500,000	1,085,334
Seligman Tech Spectrum Fund LLC			22,000,000	1,214,585
Fixed Income Arbitrage
Platinum Grove Contingent Capital Partners, L.P.			16,000,000	(278,744)
Mortgage Arbitrage
Ellington Mortgage Partners, L.P.			6,000,000	(596,544)
New Ellington Credit Partners, L.P.			10,000,000	(1,987,242)
Sorin Fund, L.P.			5,500,000	777,572
Multi-Strategy
OZ Europe Domestic Partners II, L.P.			9,000,000	133,059
Other Multi-Strategy			—	(18,396)
Restructurings and Value
Amber Fund LP			15,000,000	156,387
Icahn Partners, LP			7,500,000	583,674
One East Partners, LP			11,500,000	489,461

			$141,500,000	$4,233,135

Detailed information about all of the Investment Funds’ portfolios is not available.

(a)	The Fund also holds interests in this Investment Fund, or in an Investment Fund managed by a related investment manager, indirectly through a swap agreement.

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

September 30, 2007

Strategy Allocation	Percent of Net Assets
Multi-Strategy	40.29%
Equity Long/Short - Opportunistic	20.56
Restructurings and Value	15.19
Event Driven Credit	7.72
Distressed	6.71
Macro	5.06
Short-Term Investments	4.52
Mortgage Arbitrage	2.25
Equity Long/Short - High Hedge	1.60
Fixed Income Arbitrage	1.29

Total Investments in Investment Funds, Short-Term Investments and Total Return Swaps	105.19%

Item 2. Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in the form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes or corrective actions during the Registrant’s third fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls over financial reporting or in other factors that could materially affect the Registrant’s internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of Principal Executive Officer and Principal Financial Officer attached to the report as part of EX-99. CERT.

SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused his report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Alternative Investment Partners Absolute Return Fund

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 27, 2007

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 27, 2007

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 27, 2007